Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2020
Entity Registrant Name	dei_EntityRegistrantName	MUTUAL FUND SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001355064
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	msft
Document Creation Date	dei_DocumentCreationDate	Jun. 23, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jun. 23, 2020
Prospectus Date	rr_ProspectusDate	Jun. 23, 2020
Empiric 2500 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Empiric 2500 Fund
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2019)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund has changed its benchmark from the Russell 2500 Growth Index to the Bloomberg 2500 Index. The Russell 2500 Growth Index will no longer be available to the Fund.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

MUTUAL FUND SERIES TRUST

Empiric 2500 Fund

(the “Fund”)

Class A: EMCAX            Class C: EMCCX

June 23, 2020

The following information supplements certain information in the Prospectus and Summary Prospectus for the Fund, each dated February 1, 2020.

The Average Annual Total Returns table under the section of the Fund’s Prospectus and Summary Prospectus entitled “Fund Summary – Performance” is hereby replaced with the following:

Average Annual Total Returns

(for the periods ended December 31, 2019)

Class A	1 Year	5 Year	10 Year
Return Before Taxes	12.26%	4.67%	6.71%
Return After Taxes on Distributions	12.27%	4.67%	5.79%
Return After Taxes on Distributions and Sale of Fund Shares	7.26%	3.63%	4.91%
Class C
Return Before Taxes	18.22%	5.11%	6.53%
Bloomberg 2500 Index (reflects no deduction for fees, expenses or taxes)*	26.93%	8.93%	12.76%
Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)*	32.65%	10.84%	14.01%

* The Fund has changed its benchmark from the Russell 2500 Growth Index to the Bloomberg 2500 Index. The Russell 2500 Growth Index will no longer be available to the Fund.

* * * * *

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and the Statement of Additional Information for the Fund, each dated February 1, 2020, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-888-839-7424 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022.

Please retain this Supplement for future reference.

Empiric 2500 Fund | Bloomberg 2500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.93%	[1]
5 Years	rr_AverageAnnualReturnYear05	8.93%	[1]
10 Years	rr_AverageAnnualReturnYear10	12.76%	[1]
Empiric 2500 Fund | Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	32.65%	[1]
5 Years	rr_AverageAnnualReturnYear05	10.84%	[1]
10 Years	rr_AverageAnnualReturnYear10	14.01%	[1]
Empiric 2500 Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EMCAX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.26%
5 Years	rr_AverageAnnualReturnYear05	4.67%
10 Years	rr_AverageAnnualReturnYear10	6.71%
Empiric 2500 Fund | Class A | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.27%
5 Years	rr_AverageAnnualReturnYear05	4.67%
10 Years	rr_AverageAnnualReturnYear10	5.79%
Empiric 2500 Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.26%
5 Years	rr_AverageAnnualReturnYear05	3.63%
10 Years	rr_AverageAnnualReturnYear10	4.91%
Empiric 2500 Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EMCCX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	18.22%
5 Years	rr_AverageAnnualReturnYear05	5.11%
10 Years	rr_AverageAnnualReturnYear10	6.53%

[1]	The Fund has changed its benchmark from the Russell 2500 Growth Index to the Bloomberg 2500 Index. The Russell 2500 Growth Index will no longer be available to the Fund.